   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 14, 2001
                                             1933 ACT REGISTRATION NO. 333-82663
                                             1940 ACT REGISTRATION NO. 811-08557
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                       POST-EFFECTIVE AMENDMENT NO. 5 TO

                             REGISTRATION STATEMENT
                                       ON
                                    FORM S-6

               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                  LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                                   ACCOUNT M
                           (EXACT NAME OF REGISTRANT)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

              1300 South Clinton Street, Fort Wayne, Indiana 46802 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code
                                 (219) 455-2000

          Elizabeth Frederick, Esquire                            COPY TO:
   The Lincoln National Life Insurance Company              Jeremy Sachs, Esquire
             1300 S. Clinton Street                  The Lincoln National Life Insurance
                  P.O. Box 1110                                    Company
            Fort Wayne, Indiana 46802                         350 Church Street
     (NAME AND ADDRESS OF AGENT FOR SERVICE)               Hartford, CT 06103-1106

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)

    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for Registrant, for the fiscal year ending December 31, 2000 was filed March 22, 2001.

    It is proposed that this filing will become effective:

     --   immediately on filing
     --   on September 4, 2001, pursuant to Rule 485(b)
     --   60 days after filing pursuant to Rule 485(a)
      X
     --   on October 15, 2001 pursuant to Rule 485(a)

                             CROSS REFERENCE SHEET
                            (RECONCILIATION AND TIE)
                     REQUIRED BY INSTRUCTION 4 TO FORM S-6

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
1                              Cover Page; Highlights
2                              Cover Page
3                              *
4                              Distribution of Policies
5                              Lincoln Life (Lincoln Life, the Separate Account
                               and the General Account)
6(a)                           The Variable Account (Lincoln Life, the Separate
                               Account and the General Account)
6(b)                           *
9                              Legal Proceedings
10(a)-(c)                      Short-Term Right to Cancel the Policy;
                               Surrenders; Accumulation Value; Reports to Policy
                               Owners
10(d)                          Right to Exchange for a Fixed Benefit Policy;
                               Policy Loans; Surrenders; Allocation of Net
                               Premium Payments
10(e)                          Lapse and Reinstatement
10(f)                          Voting Rights
10(g)-(h)                      Substitution of Securities
10(i)                          Premium Payments; Transfers; Death Benefit;
                               Policy Values; Settlement Options
11                             The Funds
12                             The Funds
13                             Charges; Fees
14                             Issuance
15                             Premium Payments; Transfers
16                             The Variable Account (Lincoln Life, the Separate
                               Account and the General Account)
17                             Surrenders
18                             The Variable Account (Lincoln Life, the Separate
                               Account and the General Account)
19                             Reports to Policy Owners
20                             *
21                             Policy Loans
22                             *
23                             Lincoln Life (Lincoln Life, the Separate Account
                               and the General Account)

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
24                             Incontestability; Suicide; Misstatement of Age or
                               Sex
25                             Lincoln Life (Lincoln Life, the Separate Account
                               and the General Account)
26                             Fund Participation Agreements
27                             The Variable Account (Lincoln Life, the Separate
                               Account and the General Account)
28                             Directors and Officers of Lincoln Life
29                             Lincoln Life (Lincoln Life, the Separate Account
                               and the General Account)
30                             *
31                             *
32                             *
33                             *
34                             *
35                             *
37                             *
38                             Distribution of Policies
39                             Distribution of Policies
40                             *
41(a)                          Distribution of Policies
42                             *
43                             *
44                             The Funds; Premium Payments
45                             *
46                             Surrenders
47                             The Variable Account; Surrenders, Transfers
                               (Lincoln Life, the Separate Account and the
                               General Account)
48                             *
49                             *
50                             The Variable Account (Lincoln Life, the Separate
                               Account and the General Account)
51                             Cover Page; Highlights; Premium Payments; Right
                               to Exchange for a Fixed Benefit Policy
52                             Substitution of Securities
53                             Tax Matters
54                             *
55                             *

* Not Applicable

                          SUPPLEMENT FOR PROSPECTUS 1

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

                        SUPPLEMENT DATED         , 2001
                     TO THE PROSPECTUSES DATED MAY 1, 2001
                         WHICH DESCRIBES LINCOLN VULDB

Please review this Estate Tax Repeal Rider Supplement carefully, because it contains new information not in the Prospectus. It references and amends specific sections of the Prospectus. Keep this Supplement with the Prospectus.

1. The following is added to the HIGHLIGHTS section, on page 3, at the end of the sub-section titled "Initial Choices":

You may also choose from several Riders offered for this Policy. These may alter the benefits or charges in the Policy. They may vary by issue state, and may have tax consequences to you. See page 34.

2. The following is added to the HIGHLIGHTS section, on page 5, "Charges and Fees" sub-section immediately after the paragraph beginning "Surrender Charges...":

If you select the Estate Tax Repeal Rider, and you satisfy its requirements, you may surrender the Policy without being subject to Surrender Charges. This is a limited benefit, and is subject to our specific definition of Estate Tax Repeal. There is a one-time administrative charge of not more than $250 for this Rider. See page 34.

3. The following is added to the end of the "Surrender Charges" sub-section of CHARGES AND FEES on page 25.

If you select the Estate Tax Repeal Rider, and you satisfy its requirements, you may surrender the Policy without being subject to Surrender Charges. This is a limited benefit, and is subject to our specific definition of Estate Tax Repeal as defined in the Riders section of this Prospectus.

4. The following is added to the end of the "Surrender Value" sub-section of POLICY LIQUIDITY on page 31:

If you select the Estate Tax Repeal Rider, and you satisfy its requirements, you may surrender the Policy without being subject to Surrender Charges. This is a limited benefit, and is subject to our specific definition of Estate Tax Repeal as defined in the Riders section of this Prospectus.

5. The following is added to the end of the "Riders" section of OTHER POLICY PROVISIONS on page 34.

ESTATE TAX REPEAL RIDER

This Rider, if desired, may be added to Policies approved for issue on July 30, 2001 and later, subject to state availability and administrative requirements. Under this Rider, in the event of Estate Tax Repeal as defined below, you may elect to surrender your Policy for an amount equal to the Surrender Value of the Policy, determined as of the date of surrender, without paying the applicable Surrender Charge.

For purposes of this Rider, Estate Tax Repeal will be deemed to have occurred if federal legislation is enacted into law that extends the estate tax repeal provisions set forth in the Economic Growth and Tax Relief Reconciliation Act of 2001 (H.R. 1836) at least two years beyond January 1, 2011. This new legislation must be in effect on January 1, 2010 or must be enacted during the calendar year 2010. The Start Date for this Rider (the date that begins the 12-month "window" for you to exercise the Rider) is the later of 1) January 1, 2010 or 2) the date in 2010 upon which legislation is enacted that triggers Estate Tax Repeal, but no later than December 31, 2010.

There is a one-time administrative charge of not more than $250 for this Rider.

This Rider terminates on the earliest of:

    1)  one year from the Start Date;

    2) December 31, 2010, provided no Estate Tax Repeal, as defined above, has been enacted;

    3)  the date you request to terminate the Rider;

    4)  termination of the Policy; or

    5)  full surrender of the Policy prior to the Start Date.

If the Policy lapses but is reinstated, the Rider will likewise be reinstated, provided such reinstatement occurs before 1) or 2) above.

6. The following Financial Statements are required to be added, based on the timing of this Supplement:

Lincoln Life Flexible Premium Variable Life Account M: as of June 30, 2001 -- unaudited

The Lincoln National Life Insurance Company: as of June 30, 2001 -- unaudited

             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
                           (JUNE 30, 2001 UNAUDITED)

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY
JUNE 30, 2001 (UNAUDITED)

                                            AIM V.I.      AIM V.I.                  AIM V.I.                     AFIS
                                            CAPITAL       DIVERSIFIED   AIM V.I.    INTERNATIONAL  AIM V.I.      GROWTH
                                            APPRECIATION  INCOME        GROWTH      EQUITY         VALUE         CLASS 2
                           COMBINED         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market
   - Affiliated (Cost
   $78,590,693)            $    75,065,178  $         --  $         --  $       --  $         --   $         --  $         --
 - Investments at Market
   - Unaffiliated (Cost
   $275,187,924)               227,514,145     3,269,710       599,418  19,993,403     2,835,573     29,262,641    13,988,665
                           ---------------  ------------  ------------  ----------  ------------   ------------  ------------
-------------------------
TOTAL INVESTMENTS              302,579,323     3,269,710       599,418  19,993,403     2,835,573     29,262,641    13,988,665
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company           13,026           143            26         856           124          1,260           604
                           ---------------  ------------  ------------  ----------  ------------   ------------  ------------
-------------------------
NET ASSETS                 $   302,566,297  $  3,269,567  $    599,392  $19,992,547 $  2,835,449   $ 29,261,381  $ 13,988,061
                           ===============  ============  ============  ==========  ============   ============  ============
-------------------------
PERCENT OF NET ASSETS               100.00%         1.08%         0.20%       6.61%         0.94%          9.68%         4.62%
                           ===============  ============  ============  ==========  ============   ============  ============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                                        279,299        61,419     405,054            --        518,518            --
 - Unit value                               $     11.706  $      9.759  $    9.084  $         --   $     11.897            --
                                            ------------  ------------  ----------  ------------   ------------  ------------
                                               3,269,567       599,392   3,679,369            --      6,168,895            --
                                            ------------  ------------  ----------  ------------   ------------  ------------
VUL--CV Policies:
 - Units in accumulation
   period                                             --            --   1,815,585       196,195      1,969,046     1,124,144
 - Unit value                               $         --  $         --  $    7.258  $      9.491   $      9.405  $      8.385
                                            ------------  ------------  ----------  ------------   ------------  ------------
                                                      --            --  13,177,099     1,862,148     18,518,120     9,425,447
                                            ------------  ------------  ----------  ------------   ------------  ------------
VUL--CVII Policies:
 - Units in accumulation
   period                                             --            --       1,458           102            119         7,931
 - Unit value                               $         --  $         --  $    9.781  $      9.702   $      9.706  $      9.783
                                            ------------  ------------  ----------  ------------   ------------  ------------
                                                      --            --      14,263           993          1,157        77,586
                                            ------------  ------------  ----------  ------------   ------------  ------------
VUL--DB Policies:
 - Units in accumulation
   period                                             --            --     421,498       110,725        472,567       356,880
 - Unit value                               $         --  $         --  $    7.406  $      8.781   $      9.677  $     12.567
                                            ------------  ------------  ----------  ------------   ------------  ------------
                                                      --            --   3,121,816       972,308      4,573,209     4,485,028
                                            ------------  ------------  ----------  ------------   ------------  ------------
-------------------------
NET ASSETS                                  $  3,269,567  $    599,392  $19,992,547 $  2,835,449   $ 29,261,381  $ 13,988,061
                                            ============  ============  ==========  ============   ============  ============
-------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                           AFIS             AFIS             BARON            DEUTSCHE         DEUTSCHE         DEUTSCHE
                           GROWTH-          GLOBAL SMALL     CAPITAL          VIT              VIT              VIT
                           INCOME           CAPITALIZATION   ASSET            EAFE             EQUITY 500       SMALL CAP
                           CLASS 2          CLASS 2          12B1             EQUITY INDEX     INDEX            INDEX
                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $78,590,693)      $            --  $            --  $            --  $            --  $            --  $         --
 - Investments at Market
   - Unaffiliated (Cost
   $275,187,924)                 8,274,749        1,319,418        1,499,034        1,670,310       33,768,865     3,053,886
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
TOTAL INVESTMENTS                8,274,749        1,319,418        1,499,034        1,670,310       33,768,865     3,053,886
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company              355               57               63               71            1,441           128
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $     8,274,394  $     1,319,361  $     1,498,971  $     1,670,239  $    33,767,424  $  3,053,758
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
PERCENT OF NET ASSETS                 2.73%            0.44%            0.50%            0.55%           11.17%         1.01%
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                               --               --               --               --          931,218            --
 - Unit value              $            --  $            --  $            --  $            --  $        11.111  $         --
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                        --               --               --               --       10,346,485            --
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--CV Policies:
 - Units in accumulation
   period                          560,974          103,813           99,844          161,178        2,234,952       213,344
 - Unit value              $        10.864  $         7.283  $        12.296  $         8.612  $         9.217  $     11.536
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                 6,094,460          756,031        1,227,728        1,388,129       20,598,761     2,461,113
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--CVII Policies:
 - Units in accumulation
   period                            6,219            4,722              289               95               95            95
 - Unit value              $         9.994  $         9.957  $        10.720  $         9.245  $         9.761  $     10.459
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                    62,152           47,021            3,094              880              929           995
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--DB Policies:
 - Units in accumulation
   period                          173,981           49,717           19,414           34,352          288,661        47,606
 - Unit value              $        12.172  $        10.385  $        13.812  $         8.187  $         9.774  $     12.428
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                 2,117,782          516,309          268,149          281,230        2,821,249       591,650
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $     8,274,394  $     1,319,361  $     1,498,971  $     1,670,239  $    33,767,424  $  3,053,758
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------


                           DGPF          DGPF
                           HIGH YIELD    DEVON
                           SUBACCOUNT    SUBACCOUNT
-------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $78,590,693)      $    965,048  $  312,321
 - Investments at Market
   - Unaffiliated (Cost
   $275,187,924)                     --          --
                           ------------  ----------
-------------------------
TOTAL INVESTMENTS               965,048     312,321
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company            42          12
                           ------------  ----------
-------------------------
NET ASSETS                 $    965,006  $  312,309
                           ============  ==========
-------------------------
PERCENT OF NET ASSETS              0.32%       0.10%
                           ============  ==========
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                            --          --
 - Unit value              $         --  $       --
                           ------------  ----------
                                     --          --
                           ------------  ----------
VUL--CV Policies:
 - Units in accumulation
   period                        99,987      39,758
 - Unit value              $      7.265  $    7.601
                           ------------  ----------
                                726,388     302,217
                           ------------  ----------
VUL--CVII Policies:
 - Units in accumulation
   period                           101          95
 - Unit value              $      9.665  $    9.646
                           ------------  ----------
                                    978         918
                           ------------  ----------
VUL--DB Policies:
 - Units in accumulation
   period                        30,418       1,041
 - Unit value              $      7.813  $    8.817
                           ------------  ----------
                                237,640       9,174
                           ------------  ----------
-------------------------
NET ASSETS                 $    965,006  $  312,309
                           ============  ==========
-------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                                                                      FIDELITY         FIDELITY
                           DGPF          DGPF                                         VIP              VIP
                           EMERGING      SMALL CAP     DGPF          DGPF             EQUITY-          GROWTH
                           MARKETS       VALUE         REIT          TREND            INCOME           SERVICE CLASS
                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market
   - Affiliated (Cost
   $78,590,693)            $  1,413,320  $  7,201,775  $  1,081,304  $    12,376,071  $            --  $            --
 - Investments at Market
   - Unaffiliated (Cost
   $275,187,924)                     --            --            --               --        5,206,134        2,203,860
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
TOTAL INVESTMENTS             1,413,320     7,201,775     1,081,304       12,376,071        5,206,134        2,203,860
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company            60           306            46              521              227               98
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
NET ASSETS                 $  1,413,260  $  7,201,469  $  1,081,258  $    12,375,550  $     5,205,907  $     2,203,762
                           ============  ============  ============  ===============  ===============  ===============
-------------------------
PERCENT OF NET ASSETS              0.47%         2.38%         0.36%            4.09%            1.72%            0.73%
                           ============  ============  ============  ===============  ===============  ===============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                        31,460       190,279            --          160,601          454,201               --
 - Unit value              $      9.652  $     11.710  $         --  $        15.714  $        11.462  $            --
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                303,637     2,228,260            --        2,523,706        5,205,907               --
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--CV Policies:
 - Units in accumulation
   period                        85,374       328,770        63,514          571,906               --          163,272
 - Unit value              $     10.279  $     12.061  $     12.708  $        13.149  $            --  $         7.649
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                877,521     3,965,345       807,106        7,520,223               --        1,248,824
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--CVII Policies:
 - Units in accumulation
   period                            95           104           115              398               --            4,750
 - Unit value              $     10.417  $     10.331  $     10.761  $        10.611  $            --  $         9.733
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                    991         1,077         1,236            4,220               --           46,229
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--DB Policies:
 - Units in accumulation
   period                        21,915        74,584        19,010          199,102               --          119,012
 - Unit value              $     10.546  $     13.499  $     14.357  $        11.689  $            --  $         7.635
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                231,111     1,006,787       272,916        2,327,401               --          908,709
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
NET ASSETS                 $  1,413,260  $  7,201,469  $  1,081,258  $    12,375,550  $     5,205,907  $     2,203,762
                           ============  ============  ============  ===============  ===============  ===============
-------------------------

                           FIDELITY
                           VIP              FIDELITY
                           HIGH             VIP II
                           INCOME           ASSET
                           SERVICE CLASS    MANAGER
                           SUBACCOUNT       SUBACCOUNT
-------------------------
ASSETS
 - Investments at Market
   - Affiliated (Cost
   $78,590,693)            $            --  $            --
 - Investments at Market
   - Unaffiliated (Cost
   $275,187,924)                 1,191,700          909,403
                           ---------------  ---------------
-------------------------
TOTAL INVESTMENTS                1,191,700          909,403
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company               52               40
                           ---------------  ---------------
-------------------------
NET ASSETS                 $     1,191,648  $       909,363
                           ===============  ===============
-------------------------
PERCENT OF NET ASSETS                 0.39%            0.30%
                           ===============  ===============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                               --           84,883
 - Unit value              $            --  $        10.713
                           ---------------  ---------------
                                        --          909,363
                           ---------------  ---------------
VUL--CV Policies:
 - Units in accumulation
   period                          104,441               --
 - Unit value              $         7.460  $            --
                           ---------------  ---------------
                                   779,090               --
                           ---------------  ---------------
VUL--CVII Policies:
 - Units in accumulation
   period                              304               --
 - Unit value              $         9.414  $            --
                           ---------------  ---------------
                                     2,863               --
                           ---------------  ---------------
VUL--DB Policies:
 - Units in accumulation
   period                           55,008               --
 - Unit value              $         7.448  $            --
                           ---------------  ---------------
                                   409,695               --
                           ---------------  ---------------
-------------------------
NET ASSETS                 $     1,191,648  $       909,363
                           ===============  ===============
-------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                                                                                   JANUS
                                                          FIDELITY                   JANUS         ASPEN
                           FIDELITY         FIDELITY      VIP III        JANUS       ASPEN         SERIES
                           VIP II           VIP II        GROWTH         ASPEN       SERIES        GLOBAL
                           CONTRAFUND       INVESTMENT    OPPORTUNITIES  SERIES      WORLDWIDE     TECHNOLOGY     LN
                           SERVICE CLASS    GRADE BOND    SERVICE CLASS  BALANCED    GROWTH        SERVICE CLASS  BOND
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT  SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $78,590,693)      $            --  $         --  $         --   $       --  $         --  $         --   $ 13,079,553
 - Investments at
   Market - Unaffiliated
   (Cost $275,187,924)           9,362,889     2,982,694     3,772,772   13,899,247    19,282,931     1,891,230             --
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
-------------------------
TOTAL INVESTMENTS                9,362,889     2,982,694     3,772,772   13,899,247    19,282,931     1,891,230     13,079,553
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company              398           131           158          603           827            80            560
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
-------------------------
NET ASSETS                 $     9,362,491  $  2,982,563  $  3,772,614   $13,898,644 $ 19,282,104  $  1,891,150   $ 13,078,993
                           ===============  ============  ============   ==========  ============  ============   ============
-------------------------
PERCENT OF NET ASSETS                 3.09%         0.99%         1.25%        4.59%         6.37%         0.63%          4.32%
                           ===============  ============  ============   ==========  ============  ============   ============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                               --       254,801            --           --            --            --             --
 - Unit value              $            --  $     11.705  $         --   $       --  $         --  $         --   $         --
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
                                        --     2,982,563            --           --            --            --             --
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
VUL--CV Policies:
 - Units in accumulation
   period                          798,739            --       441,164      948,839     1,345,795       289,965        924,169
 - Unit value              $         9.519  $         --  $      7.511   $   10.619  $     10.883  $      4.977   $     11.313
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
                                 7,603,317            --     3,313,482   10,075,807    14,646,664     1,443,189     10,455,450
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
VUL--CVII Policies:
 - Units in accumulation
   period                            1,252            --           309        5,238         3,835           108          1,455
 - Unit value              $         9.893  $         --  $      9.897   $    9.838  $      9.488  $      9.040   $      9.993
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
                                    12,389            --         3,062       51,529        36,383           978         14,543
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
VUL--DB Policies:
 - Units in accumulation
   period                          174,081            --        56,088      342,233       442,509        89,962        230,125
 - Unit value              $        10.034  $         --  $      8.131   $   11.020  $     10.393  $      4.969   $     11.337
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
                                 1,746,785            --       456,070    3,771,308     4,599,057       446,983      2,609,000
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
-------------------------
NET ASSETS                 $     9,362,491  $  2,982,563  $  3,772,614   $13,898,644 $ 19,282,104  $  1,891,150   $ 13,078,993
                           ===============  ============  ============   ==========  ============  ============   ============
-------------------------


                           LN
                           CAPITAL
                           APPRECIATION
                           SUBACCOUNT
-------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $78,590,693)      $     8,283,077
 - Investments at
   Market - Unaffiliated
   (Cost $275,187,924)                  --
                           ---------------
-------------------------
TOTAL INVESTMENTS                8,283,077
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company              360
                           ---------------
-------------------------
NET ASSETS                 $     8,282,717
                           ===============
-------------------------
PERCENT OF NET ASSETS                 2.74%
                           ===============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                               --
 - Unit value              $            --
                           ---------------
                                        --
                           ---------------
VUL--CV Policies:
 - Units in accumulation
   period                          606,187
 - Unit value              $         9.481
                           ---------------
                                 5,747,197
                           ---------------
VUL--CVII Policies:
 - Units in accumulation
   period                            3,245
 - Unit value              $         9.474
                           ---------------
                                    30,740
                           ---------------
VUL--DB Policies:
 - Units in accumulation
   period                          265,277
 - Unit value              $         9.442
                           ---------------
                                 2,504,780
                           ---------------
-------------------------
NET ASSETS                 $     8,282,717
                           ===============
-------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                            LN
                           LN               GLOBAL           LN               LN               MFS              MFS
                           EQUITY-          ASSET            MONEY            SOCIAL           EMERGING         TOTAL
                           INCOME           ALLOCATION       MARKET           AWARENESS        GROWTH           RETURN
                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $78,590,693)      $     1,800,052  $       288,308  $    27,139,609  $     1,124,740  $            --  $         --
 - Investments at
   Market - Unaffiliated
   (Cost $275,187,924)                  --               --               --               --       15,049,634     7,292,823
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
TOTAL INVESTMENTS                1,800,052          288,308       27,139,609        1,124,740       15,049,634     7,292,823
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company               78               13            1,211               47              639           320
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $     1,799,974  $       288,295  $    27,138,398  $     1,124,693  $    15,048,995  $  7,292,503
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
PERCENT OF NET ASSETS                 0.59%            0.10%            8.97%            0.37%            4.97%         2.41%
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                               --               --          393,837               --          248,765       196,114
 - Unit value              $            --  $            --  $        11.409  $            --  $        12.238  $     12.201
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                        --               --        4,492,377               --        3,044,369     2,392,767
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--CV Policies:
 - Units in accumulation
   period                          121,395           22,373        1,137,438          104,255          956,542       287,874
 - Unit value              $        10.333  $         9.588  $        11.043  $         9.693  $        10.077  $     11.307
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                 1,254,429          214,515       12,558,140        1,010,563        9,639,092     3,254,998
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--CVII Policies:
 - Units in accumulation
   period                              322               95            3,533               95               95           692
 - Unit value              $         9.843  $         9.863  $        10.048  $         9.843  $         9.677  $      9.905
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                     3,168              938           35,503              936              921         6,850
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--DB Policies:
 - Units in accumulation
   period                           45,688            7,364          929,469           11,004          241,769       136,692
 - Unit value              $        11.871  $         9.891  $        10.817  $        10.287  $         9.780  $     11.982
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                   542,377           72,842       10,052,378          113,194        2,364,613     1,637,888
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $     1,799,974  $       288,295  $    27,138,398  $     1,124,693  $    15,048,995  $  7,292,503
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------


                                         NB AMT
                           MFS           MID-CAP
                           UTILITIES     GROWTH
                           SUBACCOUNT    SUBACCOUNT
-------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $78,590,693)      $         --  $         --
 - Investments at
   Market - Unaffiliated
   (Cost $275,187,924)        6,119,507     7,082,096
                           ------------  ------------
-------------------------
TOTAL INVESTMENTS             6,119,507     7,082,096
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company           264           298
                           ------------  ------------
-------------------------
NET ASSETS                 $  6,119,243  $  7,081,798
                           ============  ============
-------------------------
PERCENT OF NET ASSETS              2.02%         2.34%
                           ============  ============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                       132,429            --
 - Unit value              $     13.319  $         --
                           ------------  ------------
                              1,763,853            --
                           ------------  ------------
VUL--CV Policies:
 - Units in accumulation
   period                       275,020       458,056
 - Unit value              $     11.584  $     11.943
                           ------------  ------------
                              3,185,944     5,470,552
                           ------------  ------------
VUL--CVII Policies:
 - Units in accumulation
   period                         3,022         5,448
 - Unit value              $      9.197  $     10.083
                           ------------  ------------
                                 27,790        54,926
                           ------------  ------------
VUL--DB Policies:
 - Units in accumulation
   period                        99,682       128,834
 - Unit value              $     11.453  $     12.080
                           ------------  ------------
                              1,141,656     1,556,320
                           ------------  ------------
-------------------------
NET ASSETS                 $  6,119,243  $  7,081,798
                           ============  ============
-------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                         OCC                                                           TEMPLETON
                                         ACCUMULATION  OCC           TEMPLETON        TEMPLETON        INTERNATIONAL
                           NB AMT        GLOBAL        ACCUMULATION  ASSET            INTERNATIONAL    SECURITIES
                           PARTNERS      EQUITY        MANAGED       STRATEGY         SECURITIES       CLASS 2
                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $78,590,693)      $         --  $         --  $         --  $            --  $            --  $            --
 - Investments at
   Market - Unaffiliated
   (Cost $275,187,924)        1,008,984       768,629       919,971          374,124        3,451,004        3,957,714
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
TOTAL INVESTMENTS             1,008,984       768,629       919,971          374,124        3,451,004        3,957,714
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company            44            34            40               16              150              168
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
NET ASSETS                 $  1,008,940  $    768,595  $    919,931  $       374,108  $     3,450,854  $     3,957,546
                           ============  ============  ============  ===============  ===============  ===============
-------------------------
PERCENT OF NET ASSETS              0.33%         0.25%         0.30%            0.12%            1.14%            1.31%
                           ============  ============  ============  ===============  ===============  ===============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                            --        65,535        83,062           33,406          330,878               --
 - Unit value              $         --  $     11.728  $     11.075  $        11.199  $        10.429  $            --
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                     --       768,595       919,931          374,108        3,450,854               --
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--CV Policies:
 - Units in accumulation
   period                        73,289            --            --               --               --          311,132
 - Unit value              $      9.412  $         --  $         --  $            --  $            --  $         9.939
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                689,787            --            --               --               --        3,092,213
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--CVII Policies:
 - Units in accumulation
   period                           111            --            --               --               --              114
 - Unit value              $      9.906  $         --  $         --  $            --  $            --  $         9.677
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                  1,097            --            --               --               --            1,104
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--DB Policies:
 - Units in accumulation
   period                        28,295            --            --               --               --           83,958
 - Unit value              $     11.241  $         --  $         --  $            --  $            --  $        10.294
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                318,056            --            --               --               --          864,229
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
NET ASSETS                 $  1,008,940  $    768,595  $    919,931  $       374,108  $     3,450,854  $     3,957,546
                           ============  ============  ============  ===============  ===============  ===============
-------------------------

                                            TEMPLETON
                           TEMPLETON        GROWTH
                           GROWTH           SECURITIES
                           SECURITIES       CLASS 2
                           SUBACCOUNT       SUBACCOUNT
-------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $78,590,693)      $            --  $            --
 - Investments at
   Market - Unaffiliated
   (Cost $275,187,924)             632,890          618,237
                           ---------------  ---------------
-------------------------
TOTAL INVESTMENTS                  632,890          618,237
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company               28               27
                           ---------------  ---------------
-------------------------
NET ASSETS                 $       632,862  $       618,210
                           ===============  ===============
-------------------------
PERCENT OF NET ASSETS                 0.21%            0.20%
                           ===============  ===============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                           50,332               --
 - Unit value              $        12.574  $            --
                           ---------------  ---------------
                                   632,862               --
                           ---------------  ---------------
VUL--CV Policies:
 - Units in accumulation
   period                               --           35,382
 - Unit value              $            --  $        12.201
                           ---------------  ---------------
                                        --          431,713
                           ---------------  ---------------
VUL--CVII Policies:
 - Units in accumulation
   period                               --               68
 - Unit value              $            --  $         9.925
                           ---------------  ---------------
                                        --              674
                           ---------------  ---------------
VUL--DB Policies:
 - Units in accumulation
   period                               --           14,597
 - Unit value              $            --  $        12.730
                           ---------------  ---------------
                                        --          185,823
                           ---------------  ---------------
-------------------------
NET ASSETS                 $       632,862  $       618,210
                           ===============  ===============
-------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                  AIM V.I.        AIM V.I.                        AIM V.I.
                                                  CAPITAL         DIVERSIFIED     AIM V.I.        INTERNATIONAL   AIM V.I.
                                                  APPRECIATION    INCOME          GROWTH          EQUITY          VALUE
                                COMBINED          SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $     11,799,290  $          --   $         --    $           --  $          --   $         --
Mortality and expense
   guarantees:
    VUL I                               (222,120)       (13,151)        (2,312)          (15,123)            --        (24,225)
    VUL--CV                             (632,914)            --             --           (47,420)        (6,400)       (66,562)
    VUL--CVII                               (211)            --             --                (2)            (1)            (1)
    VUL--DB                             (221,426)            --             --           (12,439)        (3,618)       (18,630)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)          10,722,619        (13,151)        (2,312)          (74,984)       (10,019)      (109,418)
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                        (2,372,033)           705         (5,804)         (319,853)      (143,641)      (221,900)
Net change in unrealized
   appreciation or
   depreciation on investments       (31,636,031)      (571,834)        13,148        (5,521,086)      (223,301)    (1,467,742)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (34,008,064)      (571,129)         7,344        (5,840,939)      (366,942)    (1,689,642)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $    (23,285,445) $    (584,280)  $      5,032    $   (5,915,923) $    (376,961)  $ (1,799,060)
                                ================  ==============  ==============  ==============  ==============  ============
------------------------------

                                AFIS
                                GROWTH
                                CLASS 2
                                SUBACCOUNT
------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $      3,565,182
Mortality and expense
   guarantees:
    VUL I                                     --
    VUL--CV                              (26,156)
    VUL--CVII                                (27)
    VUL--DB                              (14,344)
                                ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)           3,524,655
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                           (49,040)
Net change in unrealized
   appreciation or
   depreciation on investments        (4,263,726)
                                ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (4,312,766)
                                ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       (788,111)
                                ================
------------------------------

                                AFIS            AFIS            BARON           DEUTSCHE        DEUTSCHE          DEUTSCHE
                                GROWTH-         GLOBAL SMALL    CAPITAL         VIT             VIT               VIT
                                INCOME          CAPITALIZATION  ASSET           EAFE            EQUITY 500        SMALL CAP
                                CLASS 2         CLASS 2         12B1            EQUITY INDEX    INDEX             INDEX
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $     992,574   $     89,160    $       6,706   $          --   $             --  $          --
Mortality and expense
   guarantees:
    VUL I                                  --             --               --              --            (40,699)            --
    VUL--CV                           (15,646)        (1,891)          (3,863)         (4,909)           (70,469)        (7,603)
    VUL--CVII                             (25)           (22)              (1)             (1)                (1)            (1)
    VUL--DB                            (6,849)        (1,835)            (815)         (1,126)           (10,981)        (1,931)
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)          970,054         85,412            2,027          (6,036)          (122,150)        (9,535)
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                         10,641        (47,573)           6,569         (44,996)          (143,028)         1,805
Net change in unrealized
   appreciation or
   depreciation on investments       (794,306)       (76,248)         149,160        (236,573)        (2,019,684)       192,882
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (783,665)      (123,821)         155,729        (281,569)        (2,162,712)       194,687
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     186,389   $    (38,409)   $     157,756   $    (287,605)  $     (2,284,862) $     185,152
                                ==============  ==============  ==============  ==============  ================  ==============
------------------------------


                                DGPF            DGPF
                                HIGH YIELD      DEVON
                                SUBACCOUNT      SUBACCOUNT
------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $      79,988   $        2,024
Mortality and expense
   guarantees:
    VUL I                                  --               --
    VUL--CV                            (2,595)          (1,117)
    VUL--CVII                              (1)              (1)
    VUL--DB                              (783)             (28)
                                --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)           76,609              878
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                        (12,273)          (1,634)
Net change in unrealized
   appreciation or
   depreciation on investments       (154,029)         (15,339)
                                --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (166,302)         (16,973)
                                --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     (89,693)  $      (16,095)
                                ==============  ==============
------------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                                                  FIDELITY        FIDELITY
                                DGPF            DGPF                                              VIP             VIP
                                EMERGING        SMALL CAP         DGPF            DGPF            EQUITY-         GROWTH
                                MARKETS         VALUE             REIT            TREND           INCOME          SERVICE CLASS
                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $       5,763   $        59,494   $     15,363    $          --   $     328,739   $     107,546
Mortality and expense
   guarantees:
    VUL I                              (1,120)           (8,213)            --           (9,364)        (20,473)             --
    VUL--CV                            (2,939)          (12,594)        (2,132)         (23,909)             --          (3,974)
    VUL--CVII                              (1)               (1)            (1)              (1)             --             (22)
    VUL--DB                              (853)           (3,050)          (675)          (8,586)             --          (3,516)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)              850            35,636         12,555          (41,860)        308,266         100,034
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   Investments                        (11,816)           57,912          1,323         (266,939)         (9,564)        (47,509)
Net change in unrealized
   appreciation or
   depreciation on investments        155,441           438,165         53,128         (524,599)       (363,803)       (227,656)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        143,625           496,077         54,451         (791,538)       (373,367)       (275,165)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     144,475   $       531,713   $     67,006    $    (833,398)  $     (65,101)  $    (175,131)
                                ==============  ================  ==============  ==============  ==============  ==============
------------------------------

                                FIDELITY
                                VIP             FIDELITY VIP II
                                HIGH INCOME     ASSET
                                SERVICE CLASS   MANAGER
                                SUBACCOUNT      SUBACCOUNT
------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $      74,718   $         48,603
Mortality and expense
   guarantees:
    VUL I                                  --             (3,504)
    VUL--CV                            (1,814)                --
    VUL--CVII                              (1)                --
    VUL--DB                            (1,469)                --
                                --------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)           71,434             45,099
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   Investments                        (17,197)            (7,088)
Net change in unrealized
   appreciation or
   depreciation on investments       (150,543)           (73,166)
                                --------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (167,740)           (80,254)
                                --------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     (96,306)  $        (35,155)
                                ==============  ================
------------------------------

                                                                  FIDELITY VIP III                  JANUS ASPEN
                                FIDELITY VIP II  FIDELITY VIP II  GROWTH            JANUS ASPEN     SERIES
                                CONTRAFUND       INVESTMENT       OPPORTUNITIES     SERIES          WORLDWIDE
                                SERVICE CLASS    GRADE BOND       SERVICE CLASS     BALANCED        GROWTH
                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $      276,857   $      154,762    $        9,052   $     177,715   $         42,186
Mortality and expense
   guarantees:
    VUL I                                   --          (11,517)               --              --                 --
    VUL--CV                            (26,478)              --           (12,201)        (36,049)           (54,342)
    VUL--CVII                               (2)              --                (1)            (23)                (6)
    VUL--DB                             (6,558)              --            (1,957)        (15,675)           (18,669)
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)           243,819          143,245            (5,107)        125,968            (30,831)
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                         (93,056)           2,683           (88,282)        (69,487)          (218,868)
Net change in unrealized
   appreciation or
   depreciation on investments      (1,042,865)         (56,207)         (254,063)       (569,907)        (2,532,266)
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                      (1,135,921)         (53,524)         (342,345)       (639,394)        (2,751,134)
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $     (892,102)  $       89,721    $     (347,452)  $    (513,426)  $     (2,781,965)
                                ==============   ==============    ==============   ==============  ================
------------------------------

                                JANUS ASPEN
                                SERIES GLOBAL                   LN
                                TECHNOLOGY      LN              CAPITAL
                                SERVICE CLASS   BOND            APPRECIATION
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $      11,274   $      59,359   $      660,164
Mortality and expense
   guarantees:
    VUL I                                  --              --               --
    VUL--CV                            (5,138)        (35,034)         (20,916)
    VUL--CVII                              (1)             (2)             (15)
    VUL--DB                            (1,504)         (7,751)          (7,032)
                                --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)            4,631          16,572          632,201
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                        (62,840)         22,202         (200,754)
Net change in unrealized
   appreciation or
   depreciation on investments       (459,313)        289,509       (1,244,084)
                                --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (522,153)        311,711       (1,444,838)
                                --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $    (517,522)  $     328,283   $     (812,637)
                                ==============  ==============  ==============
------------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                LN              LN                LN              LN              MFS             MFS
                                EQUITY-         GLOBAL ASSET      MONEY           SOCIAL          EMERGING        TOTAL
                                INCOME          ALLOCATION        MARKET          AWARENESS       GROWTH          RETURN
                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $      72,891   $        17,200   $     619,715   $     260,059   $      902,487  $     328,755
Mortality and expense
   guarantees:
    VUL I                                  --                --         (18,488)             --          (12,474)        (9,152)
    VUL--CV                            (3,931)             (688)        (43,842)         (3,573)         (35,147)        (9,743)
    VUL--CVII                              (1)               (1)            (14)             (1)              (1)            (1)
    VUL--DB                            (1,466)             (189)        (39,769)           (362)          (9,504)        (4,817)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)           67,493            16,322         517,602         256,123          845,361        305,042
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                         (6,578)           (1,615)             --         (13,927)        (254,037)        15,565
Net change in unrealized
   appreciation or
   depreciation on investments       (106,307)          (27,854)             --        (286,548)      (4,597,919)      (332,466)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (112,885)          (29,469)             --        (300,475)      (4,851,956)      (316,901)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $     (45,392)  $       (13,147)  $     517,602   $     (44,352)  $   (4,006,595) $     (11,859)
                                ==============  ================  ==============  ==============  ==============  ==============
------------------------------

                                                  NB AMT
                                MFS               MID-CAP
                                UTILITIES         GROWTH
                                SUBACCOUNT        SUBACCOUNT
------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $        653,004  $           --
Mortality and expense
   guarantees:
    VUL I                                 (7,338)             --
    VUL--CV                              (11,089)        (17,920)
    VUL--CVII                                 (6)            (22)
    VUL--DB                               (4,567)         (5,317)
                                ----------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)             630,004         (23,259)
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                           (10,621)        (59,863)
Net change in unrealized
   appreciation or
   depreciation on investments        (1,267,204)       (611,679)
                                ----------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (1,277,825)       (671,542)
                                ----------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $       (647,821) $     (694,801)
                                ================  ==============
------------------------------

                                                                                                                  TEMPLETON
                                                OCC             OCC             TEMPLETON         TEMPLETON       INTERNATIONAL
                                NB AMT          ACCUMULATION    ACCUMULATION    ASSET             INTERNATIONAL   SECURITIES
                                PARTNERS        GLOBAL EQUITY   MANAGED         STRATEGY          SECURITIES      CLASS 2
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $      29,037   $     8,284     $    20,605     $        39,861   $     864,998   $     983,912
Mortality and expense
   guarantees:
    VUL I                                  --        (3,045)         (3,652)             (1,517)        (14,287)             --
    VUL--CV                            (2,329)           --              --                  --              --         (11,053)
    VUL--CVII                              (1)           --              --                  --              --              (1)
    VUL--DB                              (915)           --              --                  --              --          (3,238)
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)           25,792         5,239          16,953              38,344         850,711         969,620
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                         (2,651)       (7,942)             39              (3,042)        (29,441)        (21,475)
Net change in unrealized
   appreciation or
   depreciation on investments        (22,549)      (65,639)        (17,534)            (60,600)     (1,163,690)     (1,292,737)
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (25,200)      (73,581)        (17,495)            (63,642)     (1,193,131)     (1,314,212)
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $         592   $   (68,342)    $      (542)    $       (25,298)  $    (342,420)  $    (344,592)
                                ==============  ==============  ==============  ================  ==============  ==============
------------------------------

                                                TEMPLETON
                                TEMPLETON       GROWTH
                                GROWTH          SECURITIES
                                SECURITIES      CLASS 2
                                SUBACCOUNT      SUBACCOUNT
------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $     118,615   $      112,638
Mortality and expense
   guarantees:
    VUL I                              (2,466)              --
    VUL--CV                                --           (1,448)
    VUL--CVII                              --               (1)
    VUL--DB                                --             (608)
                                --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)          116,149          110,581
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                          3,530             (673)
Net change in unrealized
   appreciation or
   depreciation on investments       (123,187)        (109,211)
                                --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (119,657)        (109,884)
                                --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $      (3,508)  $          697
                                ==============  ==============
------------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                AIM V.I.          AIM V.I.                            AIM V.I.
                                                CAPITAL           DIVERSIFIED       AIM V.I.          INTERNATIONAL
                                                APPRECIATION      INCOME            GROWTH            EQUITY
                                COMBINED        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  262,469,298  $     3,605,846   $       554,882   $     21,179,606  $     1,999,938
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                           10,722,619          (13,151)           (2,312)           (74,984)         (10,019)
 - Net realized gain (loss) on
   investments                      (2,372,033)             705            (5,804)          (319,853)        (143,641)
 - Net change in unrealized
   appreciation or
   depreciation on investments     (31,636,031)        (571,834)           13,148         (5,521,086)        (223,301)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                      (23,285,445)        (584,280)            5,032         (5,915,923)        (376,961)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases           126,086,526          399,932            89,938          6,451,240        1,519,887
 - Participant withdrawals         (62,704,082)        (151,931)          (50,460)        (1,722,376)        (307,415)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                63,382,444          248,001            39,478          4,728,864        1,212,472
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       40,096,999         (336,279)           44,510         (1,187,059)         835,511
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $  302,566,297  $     3,269,567   $       599,392   $     19,992,547  $     2,835,449
                                ==============  ================  ================  ================  ================
------------------------------

                                                  AFIS
                                AIM V.I.          GROWTH
                                VALUE             CLASS 2
                                SUBACCOUNT        SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $     27,660,329  $  7,225,221
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                               (109,418)    3,524,655
 - Net realized gain (loss) on
   investments                          (221,900)      (49,040)
 - Net change in unrealized
   appreciation or
   depreciation on investments        (1,467,742)   (4,263,726)
                                ----------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         (1,799,060)     (788,111)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases               5,583,473     8,491,546
 - Participant withdrawals            (2,183,361)     (940,595)
                                ----------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                   3,400,112     7,550,951
                                ----------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          1,601,052     6,762,840
                                ----------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $     29,261,381  $ 13,988,061
                                ================  ============
------------------------------

                                AFIS          AFIS            BARON             DEUTSCHE        DEUTSCHE        DEUTSCHE
                                GROWTH-       GLOBAL SMALL    CAPITAL           VIT             VIT             VIT
                                INCOME        CAPITALIZATION  ASSET             EAFE            EQUITY 500      SMALL CAP
                                CLASS 2       CLASS 2         12B1              EQUITY INDEX    INDEX           INDEX
                                SUBACCOUNT    SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  2,429,210   $    771,196   $        992,081  $   1,472,530   $   30,840,024  $  2,152,155
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                            970,054         85,412              2,027         (6,036)        (122,150)       (9,535)
 - Net realized gain (loss) on
   investments                        10,641        (47,573)             6,569        (44,996)        (143,028)        1,805
 - Net change in unrealized
   appreciation or
   depreciation on investments      (794,306)       (76,248)           149,160       (236,573)      (2,019,684)      192,882
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        186,389        (38,409)           157,756       (287,605)      (2,284,862)      185,152
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases           6,060,094        721,299            489,189        669,149        7,247,471     1,023,006
 - Participant withdrawals          (401,299)      (134,725)          (140,055)      (183,835)      (2,035,209)     (306,555)
                                ------------   ------------   ----------------  --------------  --------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                    5,658,795        586,574            349,134        485,314        5,212,262       716,451
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                      5,845,184        548,165            506,890        197,709        2,927,400       901,603
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $  8,274,394   $  1,319,361   $      1,498,971  $   1,670,239   $   33,767,424  $  3,053,758
                                ============   ============   ================  ==============  ==============  ============
------------------------------


                                DGPF        DGPF
                                HIGH YIELD  DEVON
                                SUBACCOUNT  SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                          $628,147   $    300,741
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                          76,609            878
 - Net realized gain (loss) on
   investments                    (12,273)        (1,634)
 - Net change in unrealized
   appreciation or
   depreciation on investments   (154,029)       (15,339)
                                 --------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                     (89,693)       (16,095)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases          536,701         41,938
 - Participant withdrawals       (110,149)       (14,275)
                                 --------   ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                   426,552         27,663
                                 --------   ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                     336,859         11,568
                                 --------   ------------
------------------------------
NET ASSETS AT JUNE 30, 2001      $965,006   $    312,309
                                 ========   ============
------------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                                        FIDELITY        FIDELITY
                                DGPF          DGPF                                      VIP             VIP
                                EMERGING      SMALL CAP     DGPF          DGPF          EQUITY-         GROWTH
                                MARKETS       VALUE         REIT          TREND         INCOME          SERVICE CLASS
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $1,137,181    $  5,484,045  $    439,627  $ 11,321,527  $    5,181,284  $  1,129,092
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                              850          35,636        12,555       (41,860)        308,266       100,034
 - Net realized gain (loss) on
   investments                     (11,816)         57,912         1,323      (266,939)         (9,564)      (47,509)
 - Net change in unrealized
   appreciation or
   depreciation on investments     155,441         438,165        53,128      (524,599)       (363,803)     (227,656)
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS       144,475         531,713        67,006      (833,398)        (65,101)     (175,131)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases           270,738       1,612,780       655,660     3,039,474         441,693     1,460,993
 - Participant withdrawals        (139,134)       (427,069)      (81,035)   (1,152,053)       (351,969)     (211,192)
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS               131,604       1,185,711       574,625     1,887,421          89,724     1,249,801
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                      276,079       1,717,424       641,631     1,054,023          24,623     1,074,670
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $1,413,260    $  7,201,469  $  1,081,258  $ 12,375,550  $    5,205,907  $  2,203,762
                                ==========    ============  ============  ============  ==============  ============
------------------------------

                                FIDELITY
                                VIP            FIDELITY
                                HIGH           VIP II
                                INCOME         ASSET
                                SERVICE CLASS  MANAGER
                                SUBACCOUNT     SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $    462,930   $      907,283
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                             71,434           45,099
 - Net realized gain (loss) on
   investments                       (17,197)          (7,088)
 - Net change in unrealized
   appreciation or
   depreciation on investments      (150,543)         (73,166)
                                ------------   --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         (96,306)         (35,155)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases             909,034          103,443
 - Participant withdrawals           (84,010)         (66,208)
                                ------------   --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                 825,024           37,235
                                ------------   --------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        728,718            2,080
                                ------------   --------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $  1,191,648   $      909,363
                                ============   ==============
------------------------------

                                                               FIDELITY                       JANUS        JANUS
                                  FIDELITY       FIDELITY      VIP III        JANUS           ASPEN        ASPEN
                                  VIP II         VIP II        GROWTH         ASPEN           SERIES       SERIES GLOBAL
                                  CONTRAFUND     INVESTMENT    OPPORTUNITIES  SERIES          WORLDWIDE    TECHNOLOGY
                                  SERVICE CLASS  GRADE BOND    SERVICE CLASS  BALANCED        GROWTH       SERVICE CLASS
                                  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                           $  8,215,270   $  2,788,749  $  3,742,978   $   12,165,119  $ 17,576,919 $    821,308
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                              243,819        143,245        (5,107)         125,968       (30,831)        4,631
 - Net realized gain (loss) on
   investments                         (93,056)         2,683       (88,282)         (69,487)     (218,868)      (62,840)
 - Net change in unrealized
   appreciation or
   depreciation on investments      (1,042,865)       (56,207)     (254,063)        (569,907)   (2,532,266)     (459,313)
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          (892,102)        89,721      (347,452)        (513,426)   (2,781,965)     (517,522)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases             2,836,869        269,360       781,035        3,458,022     6,187,715    1,757,181
 - Participant withdrawals            (797,546)      (165,267)     (403,947)      (1,211,071)   (1,700,565)     (169,817)
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                 2,039,323        104,093       377,088        2,246,951     4,487,150    1,587,364
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        1,147,221        193,814        29,636        1,733,525     1,705,185    1,069,842
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET ASSETS AT JUNE 30, 2001       $  9,362,491   $  2,982,563  $  3,772,614   $   13,898,644  $ 19,282,104 $  1,891,150
                                  ============   ============  ============   ==============  ============ ============
------------------------------


                                              LN
                                LN            CAPITAL
                                BOND          APPRECIATION
                                SUBACCOUNT    SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  9,772,955  $  6,312,119
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                             16,572       632,201
 - Net realized gain (loss) on
   investments                        22,202      (200,754)
 - Net change in unrealized
   appreciation or
   depreciation on investments       289,509    (1,244,084)
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         328,283      (812,637)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases           3,904,568     3,392,332
 - Participant withdrawals          (926,813)     (609,097)
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS               2,977,755     2,783,235
                                ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                      3,306,038     1,970,598
                                ------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $ 13,078,993  $  8,282,717
                                ============  ============
------------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                              LN
                                LN            GLOBAL            LN            LN            MFS           MFS
                                EQUITY-       ASSET             MONEY         SOCIAL        EMERGING      TOTAL
                                INCOME        ALLOCATION        MARKET        AWARENESS     GROWTH        RETURN
                                SUBACCOUNT    SUBACCOUNT        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $    853,840  $     204,176     $ 29,320,521  $    993,040  $ 15,798,263  $    4,572,494
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                             67,493         16,322          517,602       256,123       845,361         305,042
 - Net realized gain (loss) on
   investments                        (6,578)        (1,615)              --       (13,927)     (254,037)         15,565
 - Net change in unrealized
   appreciation or
   depreciation on investments      (106,307)       (27,854)              --      (286,548)   (4,597,919)       (332,466)
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         (45,392)       (13,147)         517,602       (44,352)   (4,006,595)        (11,859)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases           1,141,632        120,033       38,697,461       253,469     4,514,043       3,236,556
 - Participant withdrawals          (150,106)       (22,767)     (41,397,186)      (77,464)   (1,256,716)       (504,688)
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                 991,526         97,266       (2,699,725)      176,005     3,257,327       2,731,868
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        946,134         84,119       (2,182,123)      131,653      (749,268)      2,720,009
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $  1,799,974  $     288,295     $ 27,138,398  $  1,124,693  $ 15,048,995  $    7,292,503
                                ============  ==============    ============  ============  ============  ==============
------------------------------


                                              NB AMT
                                MFS           MID-CAP
                                UTILITIES     GROWTH
                                SUBACCOUNT    SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  5,566,448  $  4,748,019
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                            630,004       (23,259)
 - Net realized gain (loss) on
   investments                       (10,621)      (59,863)
 - Net change in unrealized
   appreciation or
   depreciation on investments    (1,267,204)     (611,679)
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS        (647,821)     (694,801)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases           1,722,290     3,635,852
 - Participant withdrawals          (521,674)     (607,272)
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS               1,200,616     3,028,580
                                ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        552,795     2,333,779
                                ------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $  6,119,243  $  7,081,798
                                ============  ============
------------------------------

                                                  OCC                                                              TEMPLETON
                                                  ACCUMULATION    OCC             TEMPLETON         TEMPLETON      INTERNATIONAL
                                  NB AMT          GLOBAL          ACCUMULATION    ASSET             INTERNATIONAL  SECURITIES
                                  PARTNERS        EQUITY          MANAGED         STRATEGY          SECURITIES     CLASS 2
                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                           $      630,928  $   808,453     $   889,943     $     389,441     $  3,812,973   $  3,584,026
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                                 25,792        5,239          16,953            38,344          850,711        969,620
 - Net realized gain (loss) on
   investments                            (2,651)      (7,942)             39            (3,042)         (29,441)       (21,475)
 - Net change in unrealized
   appreciation or
   depreciation on investments           (22,549)     (65,639)        (17,534)          (60,600)      (1,163,690)    (1,292,737)
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS                 592      (68,342)           (542)          (25,298)        (342,420)      (344,592)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases                 474,170      112,192          82,754            35,414          300,591      1,023,722
 - Participant withdrawals               (96,750)     (83,708)        (52,224)          (25,449)        (320,290)      (305,610)
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                     377,420       28,484          30,530             9,965          (19,699)       718,112
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                            378,012      (39,858)         29,988           (15,333)        (362,119)       373,520
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET ASSETS AT JUNE 30, 2001       $    1,008,940  $   768,595     $   919,931     $     374,108     $  3,450,854   $  3,957,546
                                  ==============  ==============  ==============  ==============    ============   ============
------------------------------

                                              TEMPLETON
                                TEMPLETON     GROWTH
                                GROWTH        SECURITIES
                                SECURITIES    CLASS 2
                                SUBACCOUNT    SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $   621,280   $      405,161
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                           116,149          110,581
 - Net realized gain (loss) on
   investments                        3,530             (673)
 - Net change in unrealized
   appreciation or
   depreciation on investments     (123,187)        (109,211)
                                ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         (3,508)             697
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases             58,482          272,105
 - Participant withdrawals          (43,392)         (59,753)
                                ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                 15,090          212,352
                                ------------  --------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        11,582          213,049
                                ------------  --------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $   632,862   $      618,210
                                ============  ==============
------------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION
   THE VARIABLE ACCOUNT: Lincoln Life Flexible Premium Variable Life Account M (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on June 18, 1998, are part of the operations of Lincoln Life. The Variable Account consists of four variable universal life
   (VUL) products which are listed below.

     -  VUL I

     -  VUL-CV

     -  VUL-CV II

     -  VUL-DB

   The assets of the Variable Account are owned by Lincoln Life. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of Lincoln Life.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

   These financial statements are unaudited. Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the entire year ending December 31, 2001. For further information, refer to the financial statements and notes as of December 31, 2000 included in this registration statement.

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                          (JUNE 30, 2001 - UNAUDITED)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS
(UNAUDITED)

                                                              JUNE 30     JUNE 30
                                                              2001        2000
                                                              ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                         $22,169.3   $22,358.3
------------------------------------------------------------
Preferred stocks                                                  296.7       255.0
------------------------------------------------------------
Unaffiliated common stocks                                        114.7       163.7
------------------------------------------------------------
Affiliated common stocks                                          742.4       657.9
------------------------------------------------------------
Mortgage loans on real estate                                   4,072.6     4,226.7
------------------------------------------------------------
Real estate                                                       293.1       279.5
------------------------------------------------------------
Policy loans                                                    1,714.0     1,676.7
------------------------------------------------------------
Other investments                                                 525.0       487.3
------------------------------------------------------------
Cash and short-term investments                                   955.7     1,111.6
------------------------------------------------------------  ---------   ---------
Total cash and investments                                     30,883.5    31,216.7
------------------------------------------------------------
Premiums and fees in course of collection                         232.0       198.3
------------------------------------------------------------
Accrued investment income                                         475.7       446.4
------------------------------------------------------------
Reinsurance recoverable                                           186.4       135.0
------------------------------------------------------------
Funds withheld by ceding companies                                104.3        71.7
------------------------------------------------------------
Federal and foreign income taxes recoverable from parent
company                                                           192.0       111.1
------------------------------------------------------------
Company owned policies and contracts                              340.7       179.5
------------------------------------------------------------
Goodwill                                                           35.8        40.8
------------------------------------------------------------
Other admitted assets                                             113.8        61.1
------------------------------------------------------------
Separate account assets                                        41,040.1    47,854.4
------------------------------------------------------------  ---------   ---------
Total admitted assets                                         $73,604.3   $80,315.0
------------------------------------------------------------  =========   =========

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $27,826.0   $12,411.7
------------------------------------------------------------
Other policyholder funds                                          101.1    15,613.3
------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee       671.0       803.2
------------------------------------------------------------
Funds held under reinsurance treaties                           1,122.5       832.2
------------------------------------------------------------
Asset valuation reserve                                           487.0       520.8
------------------------------------------------------------
Interest maintenance reserve                                       24.6        35.5
------------------------------------------------------------
Other liabilities                                                 651.3       491.2
------------------------------------------------------------
Net transfers due from separate accounts                         (977.7)     (900.0)
------------------------------------------------------------
Separate account liabilities                                   41,039.2    47,854.4
------------------------------------------------------------  ---------   ---------
Total liabilities                                              70,945.0    77,662.3
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding--10 million
  (owned by Lincoln National Corporation)                          25.0        25.0
------------------------------------------------------------
Surplus notes due to Lincoln National Corporation               1,250.0     1,250.0
------------------------------------------------------------
Paid-in surplus                                                 2,006.1     2,006.1
------------------------------------------------------------
Unassigned surplus -- deficit                                    (621.8)     (628.4)
------------------------------------------------------------  ---------   ---------
Total capital and surplus                                       2,659.3     2,652.7
------------------------------------------------------------  ---------   ---------
Total liabilities and capital and surplus                     $73,604.3   $80,315.0
------------------------------------------------------------  =========   =========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS -- STATUTORY BASIS
(UNAUDITED)

                                                              SIX MONTH PERIOD
                                                              ENDED JUNE 30
                                                              2001       2000
                                                              --------   --------
                                                              (IN MILLIONS)
                                                              -------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $3,279.8   $3,970.6
------------------------------------------------------------
Net investment income                                          1,070.5    1,077.1
------------------------------------------------------------
Amortization of the interest maintenance reserve                   8.2       11.9
------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded          196.0      316.9
------------------------------------------------------------
Expense charges on deposit funds                                  36.7       78.8
------------------------------------------------------------
Separate account investment management and administration
service fees                                                     294.0      290.2
------------------------------------------------------------
Other income                                                      88.3       30.1
------------------------------------------------------------  --------   --------
Total revenues                                                 4,973.5    5,775.6
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                               4,605.4    4,176.1
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses            3.5    1,227.3
------------------------------------------------------------  --------   --------
Total benefits and expenses                                    4,608.9    5,403.4
------------------------------------------------------------  --------   --------
Gain (loss) from operations before dividends to
policyholders, income taxes and net realized gain on
investments                                                      364.6      372.2
------------------------------------------------------------
Dividends to policyholders                                        36.5       38.4
------------------------------------------------------------  --------   --------
Gain (loss) from operations before federal income taxes and
net realized gain on investments                                 328.1      333.8
------------------------------------------------------------
Federal and foreign income taxes                                  40.9       27.7
------------------------------------------------------------  --------   --------
Gain (loss) from operations before net realized gain on
investments                                                      287.2      306.1
------------------------------------------------------------
Net realized gain (loss) on investments, net of income tax
expense and excluding net transfers to the interest
maintenance reserve                                             (109.4)     (14.4)
------------------------------------------------------------  --------   --------
Net income (loss)                                             $  177.8   $  291.7
------------------------------------------------------------  ========   ========

See accompanying notes.                                                      F-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS
(UNAUDITED)

                                                              SIX MONTH PERIOD
                                                              ENDED JUNE 30
                                                              2001       2000
                                                              --------   --------
                                                              (IN MILLIONS)
                                                              -------------------
Capital and surplus at beginning of period                    $2,679.1   $2,526.5
------------------------------------------------------------

CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income                                                       177.8      291.7
------------------------------------------------------------
Difference in cost and admitted investment amounts              (123.4)      22.2
------------------------------------------------------------
Nonadmitted assets                                               160.9       (7.3)
------------------------------------------------------------
Amortization of gain on reinsurance of disability income
business                                                          (3.6)      (4.0)
------------------------------------------------------------
Asset valuation reserve                                           37.7      (29.9)
------------------------------------------------------------
Cumulative effect of changes in accounting principles             (4.2)       0.0
------------------------------------------------------------
Paid-in surplus, including contribution of common stock of
affiliated company in 2000                                         0.0       63.5
------------------------------------------------------------
Dividends to shareholder                                        (265.0)    (210.0)
------------------------------------------------------------  --------   --------
Capital and surplus at end of period                          $2,659.3   $2,652.7
------------------------------------------------------------  ========   ========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS -- STATUTORY BASIS
(UNAUDITED)

                                                              SIX MONTH PERIOD ENDED
                                                              JUNE 30
                                                              2001         2000
                                                              ----------   ----------
                                                              (IN MILLIONS)
                                                              -----------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 3,726.8    $ 3,821.2
------------------------------------------------------------
Allowances and reserve adjustments received (paid) on
reinsurance ceded                                                  53.7        451.8
------------------------------------------------------------
Investment income received                                        977.2      1,048.5
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      294.0        290.2
------------------------------------------------------------
Benefits paid                                                  (4,602.8)    (4,965.8)
------------------------------------------------------------
Insurance expenses paid                                          (603.6)    (1,050.0)
------------------------------------------------------------
Federal income taxes recovered (paid)                            (135.9)       (80.1)
------------------------------------------------------------
Dividends to policyholders                                        (39.8)       (39.4)
------------------------------------------------------------
Other income received and expenses paid, net                      300.4        (72.3)
------------------------------------------------------------  ---------    ---------
Net cash provided by (used in) operating activities               (30.0)      (595.9)
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      4,082.4      2,209.0
------------------------------------------------------------
Purchase of investments                                        (4,447.2)    (1,691.5)
------------------------------------------------------------
Other sources (uses) including reinsured policy loans             347.1        132.3
------------------------------------------------------------  ---------    ---------
Net cash provided by (used in) investing activities               (17.7)       649.8
------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                     0.0         63.5
------------------------------------------------------------
Repayment of borrowings from shareholder                         (180.0)      (205.0)
------------------------------------------------------------
Dividends paid to shareholder                                    (265.0)      (210.0)
------------------------------------------------------------  ---------    ---------
Net cash provided by (used in) financing activities              (445.0)      (351.5)
------------------------------------------------------------
Net increase (decrease) in cash and short-term investments       (492.7)      (297.6)
------------------------------------------------------------
Cash and short-term investments at beginning of period          1,448.4      1,409.2
------------------------------------------------------------  ---------    ---------
Cash and short-term investments at end of period              $   955.7    $ 1,111.6
------------------------------------------------------------  =========    =========

See accompanying notes.                                                      F-5

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENT -- STATUTORY BASIS
(UNAUDITED)

--------------------------------------------------------------------------------
1. BASIS OF PRESENTATION

The accompanying financial statements of Lincoln National Life Insurance Company have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners, except to the extent that Indiana State law differs, and except that these financial statements do not contain complete notes.

The Indiana Insurance Department recognizes only statutory accounting practices prescribed or permitted by the state of Indiana for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Indiana Insurance Law. The company's financial statements for June 30, 2001 were completed following the National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures manual, version effective January 1, 2001, (NAIC SAP). The NAIC SAP has been adopted as a component of prescribed or permitted practices by the state of Indiana. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

Accounting changes adopted to conform to the provisions of the NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned funds (surplus), of approximately $4,160,000 as of January 1, 2001.

These financial statements are unaudited. Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the entire year ending December 31, 2001. For further information, refer to the statutory-basis financial statements and notes as of December 31, 2000, 1999, and 1998 included in this registration statement.

--------------------------------------------------------------------------------
2. SUBSEQUENT EVENTS

As of the date of this Prospectus, LNC is a party to an agreement for the sale of its life reinsurance business to Swiss Re Life & Health America Inc. (Swiss
Re). This sale will include the indemnity reinsurance by Swiss Re of a block of reinsurance business written on Lincoln Life paper. The transaction also includes a sale by Lincoln Life to Swiss Re of four wholly-owned subsidiaries:
Lincoln National Reassurance Company and Lincoln National Health & Casualty Insurance Company, Indiana Insurance companies; Special Pooled Risk Administrators, Inc., a New Jersey company; and Lincoln Re S.A., an Argentinean corporation. The sale should be completed by December 31, 2001.

                                  PROSPECTUS 1

                  Incorporated by reference to Post-Effective
                  Amendment No. 3 to Registration Statement on
                  Form S-6 (File No. 333-82663) filed on
                  April 12, 2001.

                          SUPPLEMENT FOR PROSPECTUS 2

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

                        SUPPLEMENT DATED         , 2001
                  TO THE PROSPECTUSES DATED SEPTEMBER 4, 2001
                         WHICH DESCRIBES LINCOLN VULDB

Please review this Estate Tax Repeal Rider Supplement carefully, because it contains new information not in the Prospectus. It references and amends specific sections of the Prospectus. Keep this Supplement with the Prospectus.

1. The following is added to the HIGHLIGHTS section, on page 3, at the end of the sub-section titled "Initial Choices":

You may also choose from several Riders offered for this Policy. These may alter the benefits or charges in the Policy. They may vary by issue state, and may have tax consequences to you. See page 34.

2. The following is added to the HIGHLIGHTS section, on page 5, "Charges and Fees" sub-section immediately after the paragraph beginning "Surrender Charges...":

If you select the Estate Tax Repeal Rider, and you satisfy its requirements, you may surrender the Policy without being subject to Surrender Charges. This is a limited benefit, and is subject to our specific definition of Estate Tax Repeal. There is a one-time administrative charge of not more than $250 for this Rider. See page 34.

3. The following is added to the end of the "Surrender Charges" sub-section of CHARGES AND FEES on page 25.

If you select the Estate Tax Repeal Rider, and you satisfy its requirements, you may surrender the Policy without being subject to Surrender Charges. This is a limited benefit, and is subject to our specific definition of Estate Tax Repeal as defined in the Riders section of this Prospectus.

4. The following is added to the end of the "Surrender Value" sub-section of POLICY LIQUIDITY on page 31:

If you select the Estate Tax Repeal Rider, and you satisfy its requirements, you may surrender the Policy without being subject to Surrender Charges. This is a limited benefit, and is subject to our specific definition of Estate Tax Repeal as defined in the Riders section of this Prospectus.

5. The following is added to the end of the "Riders" section of OTHER POLICY PROVISIONS on page 34.

ESTATE TAX REPEAL RIDER

This Rider, if desired, must be selected at the time of application. It may be added to existing Policies subject to state availability and administrative requirements. Under this Rider, in the event of Estate Tax Repeal as defined below, you may elect to surrender your Policy for an amount equal to the Surrender Value of the Policy, determined as of the date of surrender, without paying the applicable Surrender Charge.

For purposes of this Rider, Estate Tax Repeal will be deemed to have occurred if federal legislation is enacted into law that extends the estate tax repeal provisions set forth in the Economic Growth and Tax Relief Reconciliation Act of 2001 (H.R. 1836) at least two years beyond January 1, 2011. This new legislation must be in effect on January 1, 2010 or must be enacted during the calendar year 2010. The Start Date for this Rider (the date that begins the 12-month "window" for you to exercise the Rider) is the later of 1) January 1, 2010 or 2) the date in 2010 upon which legislation is enacted that triggers Estate Tax Repeal, but no later than December 31, 2010.

There is a one-time administrative charge of not more than $250 for this Rider.

This Rider terminates on the earliest of:

    1)  one year from the Start Date;

    2) December 31, 2010, provided no Estate Tax Repeal, as defined above, has been enacted;

    3)  the date you request to terminate the Rider;

    4)  termination of the Policy; or

    5)  full surrender of the Policy prior to the Start Date.

    If the Policy lapses but is reinstated, the Rider will likewise be reinstated, provided such reinstatement occurs before 1) or 2) above.

                                  PROSPECTUS 2

                  Incorporated by reference to Post-Effective
                  Amendment No. 4 to Registration Statement on
                  Form S-6 (File No. 333-82663) filed on
                  August 17, 2001.

                                    PART II
                        FEES AND CHARGES REPRESENTATION

    Lincoln Life represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

                          UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                INDEMNIFICATION

       (a) Brief description of indemnification provisions.

           In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

           In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

           Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

       (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment No. 5 to the Registration Statement comprises the following papers and documents:

       The facing sheet;
       A cross-reference sheet (reconciliation and tie);
       Prospectus One consisting of 111 pages (incorporated by reference); Prospectus Two consisting of 135 pages (incorporated by reference); Supplement One, consisting of 22 pages; Supplement 2, consisting of 2 pages;
       The undertaking to file reports;
       The signatures;
       Written consents of the following persons:
           Robert A. Picarello, Esq.
           Vaughn W. Robbins, FSA
           Ernst & Young, LLP, Independent Auditors

1.        The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:
     (1)  Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account.(2)
     (2)  Not applicable.
     (3)  (a)       Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial
                    Advisors Corp.(6) and an amendment dated August 1, 2001 filed herewith
          (b)       Commission Schedule for Variable Life Policies.(3)
     (4)  Not applicable.
     (5)  (a)       Proposed Form of Policy LN 680(5)
          (b)       Proposed Form of Application(2)
          (c)       Riders.(2)
          (d)       Coverage Protection Benefit -- Policy Form LR656(7)
          (e)       Death Benefit Option 3 -- Policy Form B10424(7)
          (f)       Accounting Value Rider -- Policy Form LR500(7)
          (g)       Change of Insured Rider -- Policy Form LR496(7)
          (h)       Estate Tax Repeal Rider -- Policy Form LR511
     (6)  (a)       Articles of Incorporation of The Lincoln National Life Insurance Company.(1)
          (b)       Bylaws of The Lincoln National Life Insurance Company.(1)
     (7)  Not applicable.
     (8)  Fund Participation Agreements.
          Forms of Agreements between The Lincoln National Life Insurance Company and amendments thereto:
          (a)       AIM Variable Insurance Funds(7)
          (b)       Alliance Variable Products Series Fund, Inc.(8)
          (c)       American Funds Insurance Series(7)
          (d)       Baron Capital Funds Trust(7)
          (e)       BT Insurance Funds Trust.(7)
          (f)       Delaware Group Premium Fund(7)
          (g)       Fidelity Variable Insurance Products Fund.(7)
          (h)       Franklin Templeton Variable Products Series Fund.(7)
          (i)       Janus Aspen Series(7)
          (j)       Lincoln National Funds(7)
          (k)       MFS-Registered Trademark- Variable Insurance Trust.(7)
          (l)       Neuberger & Berman Advisers Management Trust(7)
          (m)       Putnam Variable Trust(8)
     (9)  Services Agreement between The Lincoln National Life Insurance Co. and Delaware Management Co.(4)
    (10)  See Exhibit 1.(3)
2.        See Exhibit 1.(3)
3.        Opinion and Consent of Robert A. Picarello, Esq.
4.        Not applicable.
5.        Not applicable.
6.        Opinion and consent of Vaughn Robbins, F.S.A.
7.        Consent of Ernst & Young LLP, Independent Auditors.
8.        Not applicable.

------------------------
(1) Incorporated by reference to Registration Statement on Form N-4 (File No. 33-27783) filed on December 5, 1996.
(2) Incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.
(3) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-42479) filed on April 28, 1998.
(4) Incorporated by reference to Registration Statement on Form S-6 (File No. 33-40745) filed on November 21, 1997.
(5) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-82663) filed on July 12, 1999.
(6) Incorporated by reference to Post-Effective Amendment No.1 to Registration Statement on Form S-6 (File No. 333-82663) filed on April 13, 2000.
(7) Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-82663) filed April 12, 2001.
(8) Incorporated by reference to Pre-effective Amendment No. 1 on Form N-4 (File No. 333-52572) filed on August 1, 2001.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account M (File No. 333-82663), has caused this Post-Effective Amendment No. 5 to this Registration Statement be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 14th day of September, 2001.

                       LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                       ACCOUNT M
                       (REGISTRANT)

                       by:             /s/ GARY W. PARKER
                            ----------------------------------------
                                         Gary W. Parker
                                     SENIOR VICE PRESIDENT
                              THE LINCOLN NATIONAL LIFE INSURANCE
                                            COMPANY

                       THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                       (DEPOSITOR)

                       By:             /s/ GARY W. PARKER
                            ----------------------------------------
                                         Gary W. Parker
                                     SENIOR VICE PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-82663) has been signed below on September 14, 2001 by the following persons, as officers and directors of the Depositor, in the capacities indicated:

                    SIGNATURE                                 TITLE
                    ---------                                 -----
                /s/ JON A. BOSCIA*                  President and Director
   -------------------------------------------      (Principal Executive
                  Jon A. Boscia                     Officer)

                /s/ JOHN H. GOTTA*                  Chief Executive Officer
   -------------------------------------------      of Life Insurance,
                  John H. Gotta                     Senior Vice President,
                                                    Assistant Secretary,
                                                    and Director

              /s/ LORRY J. STENSRUD*                Chief Executive Officer
   -------------------------------------------      of Annuities,
                Lorry J. Stensrud                   Executive Vice President
                                                    and Director

             /s/ LAWRENCE T. ROWLAND*               Executive Vice President
   -------------------------------------------      and Director
               Lawrence T. Rowland

                /s/ JANET CHRZAN*                   Senior Vice President,
   -------------------------------------------      Chief Financial Officer
                   Janet Chrzan                     and Director
                                                    (Principal Financial
                                                    Officer)

                /s/ SEE YENG QUEK*                  Chief Investment Officer
   -------------------------------------------      and Director
                  See Yeng Quek

             /s/ C. E. HALDEMAN, JR.*               Director
   -------------------------------------------
             Charles E. Haldeman, Jr.

             /s/ RICHARD C. VAUGHAN*                Director
   -------------------------------------------
                Richard C. Vaughan

*By            /s/ Gary W. Parker
   ----------------------------------------
   Gary W. Parker, pursuant to a Power of Attorney
    filed with this Post-Effective Amendment No. 5
          to the Registration Statement.

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 28th day of January, 2000.

                  SIGNATURE                              TITLE
                  ---------                              -----
              /s/ JON A. BOSCIA                 President and Director
   --------------------------------------
                Jon A. Boscia

              /s/ JOHN H. GOTTA                 Chief Executive Officer
   --------------------------------------      of Life Insurance, Senior
                John H. Gotta                  Vice President, Assistant
                                                Secretary, and Director

            /s/ STEPHEN H. LEWIS*              Interim Chief Executive
   --------------------------------------      Officer of Annuities,
              Stephen H. Lewis                 Senior Vice President and
                                               Director

           /s/ Richard C. Vaughan              Director
   --------------------------------------
             Richard C. Vaughan

STATE OF INDIANA
                                               SS:
COUNTY OF ALLEN
                                               * Subscribed and sworn to
                                               before me this 28th day
                                               of January, 2000

                                               /s/ Janet L. Lindenberg
                                               -------------------------
                                               Notary Public

                                               Commission Expires:
                                               7-10-2001

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 31st day of January, 2000.

                  SIGNATURE                              TITLE
                  ---------                              -----
           /s/ LAWRENCE T. ROWLAND             Executive Vice President
   --------------------------------------      and Director
             Lawrence T. Rowland

              /s/ KEITH J. RYAN                Vice President,
   --------------------------------------      Controller and Chief
                Keith J. Ryan                  Accounting Officer

STATE OF INDIANA
                                               SS:
COUNTY OF ALLEN
                                               Subscribed and sworn to
                                               before me this
                                               31st day of January, 2000

                                               /s/ Janet L. Lindenberg
                                               -------------------------

                                               Notary Public

                                               Commission Expires:
                                               7-10-2001

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 11th day of August, 2000.

                  SIGNATURE                              TITLE
                  ---------                              -----
            /s/ Lorry J. Stensrud              Chief Executive Officer
   --------------------------------------      of Annuities,
              Lorry J. Stensrud                Executive Vice President
                                               and Director

STATE OF INDIANA
                                               SS:
COUNTY OF ALLEN
                                               Subscribed and sworn to
                                               before me this
                                               11th day of August, 2000

                                               /s/ Sharlene K. Geer
                                               -------------------------
                                               Notary Public

                                               Commission
                                               Expires: 2/29/08
              /s/ Janet Chrzan                 Senior Vice President,
   --------------------------------------      Chief Financial
                Janet Chrzan                   Officer and Director

STATE OF INDIANA
                                               SS:
COUNTY OF ALLEN
                                               Subscribed and sworn to
                                               before me this
                                               11th day of August, 2000
                                               /s/ Janet L. Lindenberg
                                               -------------------------
                                               Notary Public
                                               Commission
                                               Expires: 7/10/01

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 9th day of August, 2000.

                  SIGNATURE                              TITLE
                  ---------                              -----
           /s/ C. E. Haldeman, Jr.                     Director
   --------------------------------------
          Charles E. Haldeman, Jr.

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 3rd day of August 2001.

                   SIGNATURE                                             TITLE
                   ---------                                             -----
               /s/ SEE YENG QUEK
     --------------------------------------       Chief Investment Officer and Director
                 See Yeng Quek